BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstract]
Schedule of long-term debt

	June 30, 2013	December 31, 2012
Term Loan B facility	$250,000	$-
Credit facilities	100,020	299,709
Total borrowings	350,020	299,709
Less: Unamortized discount	(4,989)	-
Less: current portion, net of unamortized discount	(2,472)	(23,727)
Total long-term borrowings, net of unamortized discount	$342,559	$275,982

Schedule of maturities of long-term debt

Year	Amount
2014	$3,492
2015	6,334
2016	16,324
2017	18,735
2018	305,135
$350,020